Summary of Significant Accounting Policies - Additional Information (Details) shares in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019 shares	Dec. 31, 2018 Derivative Segment shares	Dec. 31, 2017 Derivative
Summary Of Significant Accounting Policies [Line Items]
Maximum period of investments with original maturities from date of acquisition to be cash equivalents		3 months
Pre-funded penny warrants outstanding | shares	53.4	61.3
Number of business segments | Segment		1
Designated as Hedges [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of derivative instruments | Derivative		0	0
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life		3 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life		7 years